Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance Movement [Table Text Block]
For the year ended December 31, 2012
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402
Provision (reversal of provision)	106,802	(2,271)	103,482	(814)	74,868	282,067
Charge-offs	(185,653)	(3,910)	(59,286)	(4,680)	(120,658)	(374,187)
Recoveries	41,013	6,193	2,509	3,737	30,563	84,015
Ending balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297

For the year ended December 31, 2012
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945
Provision	23,847	20,006	21,513	-	9,473	74,839
Charge-offs	(46,290)	(30,556)	(5,909)	-	(8,225)	(90,980)
Recoveries	31	61	-	-	10	102
Ending balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906

For the year ended December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961
Provision (reversal of provision)	10,775	(664)	15,572	3,212	23,140	52,035
Charge-offs	(69,364)	(1,659)	(16,708)	(36,529)	(41,045)	(165,305)
Recoveries	24,711	1,259	1,545	20,191	5,041	52,747
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	(34)
Ending balance	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

For the year ended December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308
Provision (reversal of provision)	141,424	17,071	140,567	3,212	(814)	107,481	408,941
Charge-offs	(301,307)	(36,125)	(81,903)	(36,529)	(4,680)	(169,928)	(630,472)
Recoveries	65,755	7,513	4,054	20,191	3,737	35,614	136,864
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	-	(34)
Ending balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

For the year ended December 31, 2011
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision (reversal of provision)	206,904	(4,408)	57,917	941	80,242	341,596
Charge-offs	(225,011)	(15,563)	(29,215)	(6,527)	(132,552)	(408,868)
Recoveries	29,623	9,747	1,591	3,083	33,905	77,949
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402

For the year ended December 31, 2011
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$-	$-	$-	$-
Provision	108,246	23,288	6,121	-	7,980	145,635
Charge-offs	(13,774)	(4,353)	(826)	-	(3,253)	(22,206)
Recoveries	-	1,500	15	-	1	1,516
Ending balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945

For the year ended December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$143,281	$23,711	$28,839	$76,405	$65,558	$337,794
Provision (reversal of provision)	47,255	(18,137)	1,480	22,147	35,744	88,489
Charge-offs	(99,562)	(4,286)	(16,570)	(78,338)	(63,881)	(262,637)
Recoveries	23,005	1,343	2,383	26,014	6,763	59,508
Net (write-down) recovery related to loans transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$399,924	$39,785	$70,868	$76,405	$7,154	$199,089	$793,225
Provision	362,405	743	65,518	22,147	941	123,966	575,720
Charge-offs	(338,347)	(24,202)	(46,611)	(78,338)	(6,527)	(199,686)	(693,711)
Recoveries	52,628	12,590	3,989	26,014	3,083	40,669	138,973
Net (write-down) recovery related to loans transferred to LHFS	(12,706)	-	13,807	-	-	-	1,101
Ending balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

Schedule Of Credit Losses Related To Financing Receivables Current And Noncurrent Table Text Block
	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2012	December 31, 2011
Balance at beginning of period	$83,477	$-
Provision for loan losses	59,052	89,802
Net charge-offs	(47,122)	(6,325)
Balance at end of period	$95,407	$83,477

Allowance For Credit Losses On Financing Receivables Table Text Block
At December 31, 2012
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,323	$120	$58,572	$1,066	$17,779	$94,860
General ALLL non-covered loans	200,292	5,742	60,455	1,828	82,120	350,437
ALLL - non-covered loans	217,615	5,862	119,027	2,894	99,899	445,297
Specific ALLL covered loans	8,505	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	5,986	108,906
Total ALLL	$289,675	$15,808	$139,941	$2,894	$105,885	$554,203

Loans held-in-portfolio:
Impaired non-covered loans	$447,779	$35,849	$557,137	$4,881	$130,663	$1,176,309
Non-covered loans held-in-portfolio
excluding impaired loans	5,848,505	176,418	4,391,787	535,642	3,103,666	14,056,018
Non-covered loans held-in-portfolio	6,296,284	212,267	4,948,924	540,523	3,234,329	15,232,327
Impaired covered loans	109,241	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	73,199	3,755,972
Total loans held-in-portfolio	$8,540,931	$573,663	$6,025,654	$540,523	$3,307,528	$18,988,299

At December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$25	$-	$16,095	$-	$107	$16,227
General ALLL	80,042	1,567	14,253	33,102	31,213	160,177
Total ALLL	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

Loans held-in-portfolio:
Impaired loans	$79,885	$5,960	$54,093	$18,744	$2,714	$161,396
Loans held-in-portfolio,
excluding impaired loans	3,482,033	34,630	1,075,490	365,473	631,843	5,589,469
Total loans held-in-portfolio	$3,561,918	$40,590	$1,129,583	$384,217	$634,557	$5,750,865

At December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,348	$120	$74,667	$-	$1,066	$17,886	$111,087
General ALLL non-covered loans	280,334	7,309	74,708	33,102	1,828	113,333	510,614
ALLL - non-covered loans	297,682	7,429	149,375	33,102	2,894	131,219	621,701
Specific ALLL covered loans	8,505	-	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	-	5,986	108,906
Total ALLL	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

Loans held-in-portfolio:
Impaired non-covered loans	$527,664	$41,809	$611,230	$18,744	$4,881	$133,377	$1,337,705
Non-covered loans held-in-portfolio
excluding impaired loans	9,330,538	211,048	5,467,277	365,473	535,642	3,735,509	19,645,487
Non-covered loans held-in-portfolio	9,858,202	252,857	6,078,507	384,217	540,523	3,868,886	20,983,192
Impaired covered loans	109,241	-	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	-	73,199	3,755,972
Total loans held-in-portfolio	$12,102,849	$614,253	$7,155,237	$384,217	$540,523	$3,942,085	$24,739,164

At December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

At December 31, 2011
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$1,331	$-	$14,119	$57	$131	$15,638
General ALLL	112,648	2,631	15,820	46,171	44,053	221,323
Total ALLL	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$153,240	$41,963	$49,534	$48,890	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,349,505	37,035	779,443	599,519	700,802	5,466,304
Total loans held-in-portfolio	$3,502,745	$78,998	$828,977	$648,409	$703,328	$5,762,457

At December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$11,738	$289	$29,063	$57	$793	$17,046	$58,986
General ALLL non-covered loans	357,694	8,192	73,198	46,171	3,858	142,264	631,377
ALLL - non-covered loans	369,432	8,481	102,261	46,228	4,651	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	-	4,728	124,945
Total ALLL	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$556,329	$91,710	$382,880	$48,890	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,416,998	148,229	5,135,580	599,519	542,602	3,533,647	19,376,575
Non-covered loans held-in-portfolio	9,973,327	239,939	5,518,460	648,409	548,706	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	-	116,181	4,348,703
Total loans held-in-portfolio	$12,486,069	$786,765	$6,691,414	$648,409	$548,706	$3,789,936	$24,951,299

Finance Receivables Individually Evaluated For Impairment Table [Text Block]
December 31, 2012
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$271	$288	$6	$13,080	$19,969	$13,351	$20,257	$6
Commercial real estate non-owner occupied	22,332	25,671	1,354	55,320	63,041	77,652	88,712	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	121,476	167,639	222,161	316,981	12,614
Commercial and industrial	70,216	85,508	3,349	64,399	99,608	134,615	185,116	3,349
Construction	1,865	3,931	120	33,984	70,572	35,849	74,503	120
Mortgage	517,341	539,171	58,572	39,796	42,913	557,137	582,084	58,572
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	772	772	79	-	-	772	772	79
Other	493	493	12	-	-	493	493	12
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Puerto Rico	$913,016	$1,004,217	$103,365	$372,534	$508,221	$1,285,550	$1,512,438	$103,365

December 31, 2012
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,327	$1,479	$25	$6,316	$9,898	$7,643	$11,377	$25
Commercial real estate non-owner occupied	-	-	-	45,815	64,783	45,815	64,783	-
Commercial real estate owner occupied	-	-	-	20,369	22,968	20,369	22,968	-
Commercial and industrial	-	-	-	6,058	8,026	6,058	8,026	-
Construction	-	-	-	5,960	5,960	5,960	5,960	-
Mortgage	45,319	46,484	16,095	8,774	10,328	54,093	56,812	16,095
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Consumer:
Helocs	201	201	11	-	-	201	201	11
Auto	91	91	2	-	-	91	91	2
Other	2,422	2,422	94	-	-	2,422	2,422	94
Total U.S. mainland	$49,360	$50,677	$16,227	$112,036	$151,935	$161,396	$202,612	$16,227

December 31, 2012
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,598	$1,767	$31	$19,396	$29,867	$20,994	$31,634	$31
Commercial real estate non-owner occupied	22,332	25,671	1,354	101,135	127,824	123,467	153,495	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	141,845	190,607	242,530	339,949	12,614
Commercial and industrial	70,216	85,508	3,349	70,457	107,634	140,673	193,142	3,349
Construction	1,865	3,931	120	39,944	76,532	41,809	80,463	120
Mortgage	562,660	585,655	74,667	48,570	53,241	611,230	638,896	74,667
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Helocs	201	201	11	-	-	201	201	11
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	863	863	81	-	-	863	863	81
Other	2,915	2,915	106	-	-	2,915	2,915	106
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Popular, Inc.	$962,376	$1,054,894	$119,592	$484,570	$660,156	$1,446,946	$1,715,050	$119,592

December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$12,206	$21,312	$22,669	$31,775	$575
Commercial real estate non-owner occupied	5,909	7,006	836	45,517	47,439	51,426	54,445	836
Commercial real estate owner occupied	37,534	46,806	2,757	165,745	215,288	203,279	262,094	2,757
Commercial and industrial	42,294	55,180	6,239	83,421	108,224	125,715	163,404	6,239
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Other	4,948	4,948	649	-	-	4,948	4,948	649
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$494,305	$1,006,666	$1,172,295	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$8,655	$12,403	$8,655	$12,403	$-
Commercial real estate non-owner occupied	1,306	1,306	214	61,111	83,938	62,417	85,244	214
Commercial real estate owner occupied	1,239	1,239	455	46,403	56,229	47,642	57,468	455
Commercial and industrial	7,390	7,390	662	27,136	29,870	34,526	37,260	662
Construction	-	-	-	41,963	44,751	41,963	44,751	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Consumer:
Auto	93	93	6	-	-	93	93	6
Other	2,433	2,433	125	-	-	2,433	2,433	125
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$10,463	$10,463	$575	$20,861	$33,715	$31,324	$44,178	$575
Commercial real estate non-owner occupied	7,215	8,312	1,050	106,628	131,377	113,843	139,689	1,050
Commercial real estate owner occupied	38,773	48,045	3,212	212,148	271,517	250,921	319,562	3,212
Commercial and industrial	49,684	62,570	6,901	110,557	138,094	160,241	200,664	6,901
Construction	1,672	2,369	289	90,038	145,793	91,710	148,162	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Legacy	6,013	6,013	57	42,877	69,221	48,890	75,234	57
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer:
Credit cards	38,874	38,874	2,151	-	-	38,874	38,874	2,151
Personal	93,760	93,760	14,115	-	-	93,760	93,760	14,115
Auto	93	93	6	-	-	93	93	6
Other	7,381	7,381	774	-	-	7,381	7,381	774
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$800,681	$1,302,819	$1,537,044	$86,072

Impaired Loans Average Investment Interest Income Table [Text Block]
For the year ended December 31, 2012
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$14,737	$-	$9,012	$145	$23,749	$145
Commercial real estate non-owner occupied	64,308	1,108	58,688	1,139	122,996	2,247
Commercial real estate owner occupied	202,783	2,820	32,436	91	235,219	2,911
Commercial and industrial	125,373	2,267	18,344	37	143,717	2,304
Construction	44,276	278	17,039	-	61,315	278
Mortgage	450,284	25,534	52,909	1,989	503,193	27,523
Legacy	-	-	33,786	120	33,786	120
Leasing	5,372	-	-	-	5,372	-
Consumer:
Credit cards	39,574	-	-	-	39,574	-
Helocs	-	-	81	-	81	-
Personal	90,949	-	-	-	90,949	-
Auto	255	-	73	-	328	-
Other	2,813	-	2,404	-	5,217	-
Covered loans	93,820	3,587	-	-	93,820	3,587
Total Popular, Inc.	$1,134,544	$35,594	$224,772	$3,521	$1,359,316	$39,115

For the year ended December 31, 2011
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$18,459	$-	$7,067	$-	$25,526	$-
Commercial real estate non-owner occupied	36,342	835	78,274	283	114,616	1,118
Commercial real estate owner occupied	194,033	2,096	30,348	751	224,381	2,847
Commercial and industrial	108,002	1,468	22,431	403	130,433	1,871
Construction	57,723	170	103,794	124	161,517	294
Mortgage	227,278	11,587	24,767	1,137	252,045	12,724
Legacy	-	-	30,639	238	30,639	238
Leasing	3,052	-	-	-	3,052	-
Consumer:
Credit cards	19,437	-	-	-	19,437	-
Personal	46,880	-	-	-	46,880	-
Auto	-	-	46	-	46	-
Other	2,474	-	1,217	-	3,691	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,169	$298,583	$2,936	$1,050,662	$20,105

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	2
Commercial real estate non-owner occupied	9	8	-	12
Commercial real estate owner occupied	13	22	-	208
Commercial and industrial	42	91	-	87
Construction	8	1	-	1
Mortgage	579	147	1,548	202
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,433	375	1,593	1,763

U.S. mainland
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	1
Commercial real estate non-owner occupied	2	2	5	1
Commercial real estate owner occupied	-	-	-	2
Construction	-	-	-	1
Mortgage	4	1	73	-
Legacy	1	-	-	2
Consumer:
HELOCs	1	-	3	-
Total	8	3	81	7

Popular, Inc.
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	3
Commercial real estate non-owner occupied	11	10	5	13
Commercial real estate owner occupied	13	22	-	210
Commercial and industrial	42	91	-	87
Construction	8	1	-	2
Mortgage	583	148	1,621	202
Legacy	1	-	-	2
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
HELOCs	1	-	3	-
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,441	378	1,674	1,770

Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	-
Commercial real estate owner occupied	48	20	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	-	-	1
Commercial real estate owner occupied	-	-	-	1
Commercial and industrial	-	-	-	2
Construction	-	-	-	4
Mortgage	18	5	348	3
Legacy	-	1	-	-
Consumer:
Other	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	1	-	-	-
Commercial real estate non-owner occupied	6	3	-	1
Commercial real estate owner occupied	48	20	-	1
Commercial and industrial	95	47	-	2
Construction	4	-	-	4
Mortgage	466	1,037	632	303
Legacy	-	1	-	-
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$271	$271	$6
Commercial real estate non-owner occupied	29	18,240	18,433	(583)
Commercial real estate owner occupied	243	83,271	82,841	(113)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	10	6,617	5,822	(212)
Mortgage	2,476	325,866	356,077	23,279
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,164	$555,398	$575,055	$18,932

U.S. mainland
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$572	$563	$-
Commercial real estate non-owner occupied	10	16,941	18,367	219
Commercial real estate owner occupied	2	3,051	2,547	(106)
Construction	1	1,573	1,573	-
Mortgage	78	8,749	8,855	1,211
Legacy	3	1,272	1,267	(3)
Consumer:
HELOCs	4	583	560	3
Total	99	$32,741	$33,732	$1,324

Popular, Inc.
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	3	$843	$834	$6
Commercial real estate non-owner occupied	39	35,181	36,800	(364)
Commercial real estate owner occupied	245	86,322	85,388	(219)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	11	8,190	7,395	(212)
Mortgage	2,554	334,615	364,932	24,490
Legacy	3	1,272	1,267	(3)
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
HELOCs	4	583	560	3
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,263	$588,139	$608,787	$20,256

Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	$143	$-
Commercial real estate non-owner occupied	9	14,186	14,186	633
Commercial real estate owner occupied	68	64,015	64,015	(693)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	1	$2,043	$2,032	$(188)
Commercial real estate owner occupied	1	10,590	7,323	-
Commercial and industrial	2	11,878	9,742	(420)
Construction	4	13,173	13,335	(420)
Mortgage	374	37,722	39,184	12,419
Legacy	1	3,016	3,097	(125)
Consumer:
Other	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$143	143	$-
Commercial real estate non-owner occupied	10	16,229	16,218	445
Commercial real estate owner occupied	69	74,605	71,338	(693)
Commercial and industrial	144	40,495	38,359	375
Construction	8	16,367	16,529	(712)
Mortgage	2,438	328,728	359,965	22,072
Legacy	1	3,016	3,097	(125)
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	28	9,011
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	668	94,991
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total [1]	1,501	$117,028
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	1	$1,935
Mortgage	12	1,134
Consumer:
Total	13	$3,069

Popular, Inc.
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	29	10,946
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	680	96,125
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total	1,514	$120,097

Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	3	1,109
Commercial real estate owner occupied	15	11,930
Commercial and industrial	25	4,681
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,984
Commercial real estate owner occupied	1	922
Commercial and industrial	2	1,552
Construction	4	18,034
Legacy	16	6,843
Consumer:
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial multi-family	1	$143
Commercial real estate non-owner occupied	4	3,093
Commercial real estate owner occupied	16	12,852
Commercial and industrial	27	6,233
Construction	4	18,034
Mortgage	522	81,200
Legacy	16	6,843
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Other	2	29
Total	1,328	$135,258

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2012
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$978	$255	$16,736	$-	$-	$17,969	$97,124	$115,093
Commercial real estate non-owner occupied	120,608	156,853	252,068	-	-	529,529	820,904	1,350,433
Commercial real estate owner occupied	195,876	140,788	647,458	1,242	-	985,364	1,057,122	2,042,486
Commercial and industrial	438,758	201,660	410,026	4,162	682	1,055,288	1,732,984	2,788,272
Total Commercial	756,220	499,556	1,326,288	5,404	682	2,588,150	3,708,134	6,296,284
Construction	645	31,789	41,278	-	-	73,712	138,555	212,267
Mortgage	-	-	569,334	-	-	569,334	4,379,590	4,948,924
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	22,965	-	-	22,965	1,160,107	1,183,072
Home equity lines of credit	-	-	1,333	-	3,269	4,602	12,204	16,806
Personal	-	-	8,203	-	77	8,280	1,237,502	1,245,782
Auto	-	-	8,551	-	-	8,551	551,765	560,316
Other	-	-	3,036	-	-	3,036	225,317	228,353
Total Consumer	-	-	44,088	-	3,346	47,434	3,186,895	3,234,329
Total Puerto Rico	$756,865	$531,345	$1,985,730	$5,404	$4,151	$3,283,495	$11,948,832	$15,232,327
U.S. mainland
Commercial multi-family	$78,490	$22,050	$71,658	$-	$-	$172,198	$734,489	$906,687
Commercial real estate non-owner occupied	108,806	55,911	204,532	-	-	369,249	914,750	1,283,999
Commercial real estate owner occupied	22,423	6,747	113,161	-	-	142,331	423,633	565,964
Commercial and industrial	24,489	8,889	65,562	-	-	98,940	706,328	805,268
Total Commercial	234,208	93,597	454,913	-	-	782,718	2,779,200	3,561,918
Construction	5,268	-	21,182	-	-	26,450	14,140	40,590
Mortgage	-	-	34,077	-	-	34,077	1,095,506	1,129,583
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Consumer:
Credit cards	-	-	505	-	-	505	14,636	15,141
Home equity lines of credit	-	-	3,150	-	4,304	7,454	466,775	474,229
Personal	-	-	785	-	941	1,726	141,403	143,129
Auto	-	-	-	-	4	4	764	768
Other	-	-	3	-	-	3	1,287	1,290
Total Consumer	-	-	4,443	-	5,249	9,692	624,865	634,557
Total U.S. mainland	$265,652	$108,822	$624,085	$-	$5,249	$1,003,808	$4,747,057	$5,750,865
Popular, Inc.
Commercial multi-family	$79,468	$22,305	$88,394	$-	$-	$190,167	$831,613	$1,021,780
Commercial real estate non-owner occupied	229,414	212,764	456,600	-	-	898,778	1,735,654	2,634,432
Commercial real estate owner occupied	218,299	147,535	760,619	1,242	-	1,127,695	1,480,755	2,608,450
Commercial and industrial	463,247	210,549	475,588	4,162	682	1,154,228	2,439,312	3,593,540
Total Commercial	990,428	593,153	1,781,201	5,404	682	3,370,868	6,487,334	9,858,202
Construction	5,913	31,789	62,460	-	-	100,162	152,695	252,857
Mortgage	-	-	603,411	-	-	603,411	5,475,096	6,078,507
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	23,470	-	-	23,470	1,174,743	1,198,213
Home equity lines of credit	-	-	4,483	-	7,573	12,056	478,979	491,035
Personal	-	-	8,988	-	1,018	10,006	1,378,905	1,388,911
Auto	-	-	8,551	-	4	8,555	552,529	561,084
Other	-	-	3,039	-	-	3,039	226,604	229,643
Total Consumer	-	-	48,531	-	8,595	57,126	3,811,760	3,868,886
Total Popular, Inc.	$1,022,517	$640,167	$2,609,815	$5,404	$9,400	$4,287,303	$16,695,889	$20,983,192

The following table presents the weighted average obligor risk rating at December 31, 2012 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.94				5.68
Commercial real estate non-owner occupied			11.28				6.98
Commercial real estate owner occupied			11.51				6.93
Commercial and industrial			11.35				6.69
Total Commercial			11.42				6.81
Construction			11.99				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.26				7.12
Commercial real estate non-owner occupied			11.38				7.04
Commercial real estate owner occupied			11.28				6.64
Commercial and industrial			11.19				6.73
Total Commercial			11.31				6.81
Construction			11.28				7.21
Legacy			11.30				7.48

December 31, 2011
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$420	$698	$11,848	$-	$-	$12,966	$110,150	$123,116
Commercial real estate non-owner occupied	177,523	134,266	210,596	2,886	-	525,271	736,235	1,261,506
Commercial real estate owner occupied	201,375	192,591	680,912	4,631	-	1,079,509	1,151,917	2,231,426
Commercial and industrial	248,188	282,935	439,853	3,326	1,458	975,760	1,878,774	2,854,534
Total Commercial	627,506	610,490	1,343,209	10,843	1,458	2,593,506	3,877,076	6,470,582
Construction	2,245	27,820	69,562	1,586	-	101,213	59,728	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	26,373	-	-	26,373	1,189,447	1,215,820
Home equity lines of credit	-	-	1,757	-	3,456	5,213	14,838	20,051
Personal	-	-	8,523	-	559	9,082	974,106	983,188
Auto	-	-	6,830	-	-	6,830	509,434	516,264
Other	-	-	10,165	-	-	10,165	224,939	235,104
Total Consumer	-	-	53,648	-	4,015	57,663	2,912,764	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial multi-family	$71,335	$8,230	$69,400	$-	$-	$148,965	$536,852	$685,817
Commercial real estate non-owner occupied	192,080	48,085	231,266	-	-	471,431	932,562	1,403,993
Commercial real estate owner occupied	21,109	20,859	146,367	-	-	188,335	397,505	585,840
Commercial and industrial	30,020	26,131	102,607	-	-	158,758	668,337	827,095
Total Commercial	314,544	103,305	549,640	-	-	967,489	2,535,256	3,502,745
Construction	3,202	10,609	54,096	-	-	67,907	11,091	78,998
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Consumer:
Credit cards	-	-	735	-	-	735	13,474	14,209
Home equity lines of credit	-	-	4,774	-	6,590	11,364	526,479	537,843
Personal	-	-	128	-	93	221	147,184	147,405
Auto	-	-	6	-	28	34	2,178	2,212
Other	-	-	24	-	-	24	1,635	1,659
Total Consumer	-	-	5,667	-	6,711	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,711	$1,306,596	$4,455,861	$5,762,457
Popular, Inc.
Commercial multi-family	$71,755	$8,928	$81,248	$-	$-	$161,931	$647,002	$808,933
Commercial real estate non-owner occupied	369,603	182,351	441,862	2,886	-	996,702	1,668,797	2,665,499
Commercial real estate owner occupied	222,484	213,450	827,279	4,631	-	1,267,844	1,549,422	2,817,266
Commercial and industrial	278,208	309,066	542,460	3,326	1,458	1,134,518	2,547,111	3,681,629
Total Commercial	942,050	713,795	1,892,849	10,843	1,458	3,560,995	6,412,332	9,973,327
Construction	5,447	38,429	123,658	1,586	-	169,120	70,819	239,939
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Legacy	34,233	38,724	148,629	-	-	221,586	426,823	648,409
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer:
Credit cards	-	-	27,108	-	-	27,108	1,202,921	1,230,029
Home equity lines of credit	-	-	6,531	-	10,046	16,577	541,317	557,894
Personal	-	-	8,651	-	652	9,303	1,121,290	1,130,593
Auto	-	-	6,836	-	28	6,864	511,612	518,476
Other	-	-	10,189	-	-	10,189	226,574	236,763
Total Consumer	-	-	59,315	-	10,726	70,041	3,603,714	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,461	$4,691,391	$15,911,205	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.91				5.92
Commercial real estate non-owner occupied			11.23				7.16
Commercial real estate owner occupied			11.56				6.85
Commercial and industrial			11.40				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.20				7.09
Commercial real estate non-owner occupied			11.35				7.00
Commercial real estate owner occupied			11.41				7.04
Commercial and industrial			11.38				6.85
Total Commercial			11.35				6.99
Construction			11.78				7.52
Legacy			11.45				7.47